Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 2	$ 2	$ 1
Change in assets of consolidated investment management funds	365	317	253
Change in liabilities of consolidated investment management funds	4	0	2
Change in nonredeemable noncontrolling interests of consolidated investment management funds	309	43	189
Securities purchased not settled	170	174	22
Securities matured not settled	0	1,840	385
Available-for-sale securities transferred to held-to-maturity	3,691	0	6,067
Premises and equipment/operating lease obligations	203	251	307
Contingent consideration and residual interests from divestiture	0	0	222
Excise tax on share repurchases	$ 26	$ 28	$ 0